Long-term debt, current and non-current, textuals 4 (Details) - Secured Debt [Member]		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 04, 2017 USD ($)	Mar. 14, 2019 USD ($)	Mar. 30, 2016 USD ($)	Mar. 30, 2015 USD ($)	Apr. 30, 2015 USD ($)	Jun. 27, 2019 USD ($)	Oct. 06, 2015 USD ($)	Nov. 19, 2015 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments									quarterly or semi-annual installments plus one balloon installment
Debt Instrument, Description of Variable Rate Basis									LIBOR plus margin ranging from 1% to 2.5%
ABN AMRO Bank N.V. [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 50,160,000
Debt Instrument, Number of installments									24
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 994,000
Debt Instrument, Baloon Payment									$ 26,310,000
Debt Instrument, Maturity Date									Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									2.00%
ABN AMRO Bank N.V. [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 25,755,000
Debt Instrument, Number of installments									8
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 855,000
Debt Instrument, Baloon Payment									$ 18,915,000
Debt Instrument, Maturity Date									Jun. 30, 2019
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									3.00%
ABN AMRO Bank N.V. [Member] | Third Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 25,000,000
Debt Instrument, Number of installments									20
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 800,000
Debt Instrument, Baloon Payment									$ 9,000,000
Debt Instrument, Maturity Date									Jun. 28, 2024
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									2.25%
Danish Ship FInance A/S [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 30,000,000
Debt Instrument, Number of installments									28
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 500,000
Debt Instrument, Baloon Payment									$ 16,000,000
Debt Instrument, Maturity Date									Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									2.15%
ING Bank N.V. [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 27,950,000
Debt Instrument, Number of installments									28
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 466,000
Debt Instrument, Baloon Payment									$ 14,907,000
Debt Instrument, Maturity Date									Nov. 19, 2022
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									1.65%
ING Bank N.V. [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 11,733,000
Debt Instrument, Number of installments									28
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 293,000
Debt Instrument, Baloon Payment									$ 3,520,000
Debt Instrument, Maturity Date									Oct. 06, 2022
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									1.65%
Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 57,240,000
Debt Instrument, Number of installments									60
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 954,000
Debt Instrument, Maturity Date									Jan. 04, 2032
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									2.30%
DNB Bank ASA [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 19,000,000
Debt Instrument, Number of installments									20
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 477,300
Debt Instrument, Baloon Payment									$ 9,454,000
Debt Instrument, Maturity Date									Mar. 14, 2024
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin
Loan Margin Percentage									2.40%